JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 94.1%
Australia — 4.9%
Australia & New Zealand Banking Group Ltd.	46	775
BHP Group Ltd.	40	1,031
Commonwealth Bank of Australia	3	189
CSL Ltd.	3	568
Dexus, REIT	37	311
Goodman Group, REIT	48	472
Macquarie Group Ltd.	1	89
National Australia Bank Ltd.	5	93
Rio Tinto Ltd.	11	707
Rio Tinto plc	4	204
Westpac Banking Corp.	9	145

		4,584

Austria — 0.6%
Erste Group Bank AG*	16	594

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	12	902

Denmark — 2.3%
Chr Hansen Holding A/S	3	254
Novo Nordisk A/S, Class B	23	1,428
Orsted A/S(a)	4	449

		2,131

Finland — 0.5%
Nokia OYJ	39	152
Wartsila OYJ Abp	29	358

		510

France — 13.7%
Air Liquide SA	10	1,458
Airbus SE	6	899
Alstom SA	13	704
AXA SA	11	282
BNP Paribas SA	18	955
Capgemini SE	3	366
LVMH Moet Hennessy Louis Vuitton SE	2	827
Natixis SA	17	73
Orange SA	30	427
Pernod Ricard SA	5	844
Safran SA	5	758
Sanofi	14	1,368
Schneider Electric SE	9	928
Sodexo SA	1	85
Thales SA	5	546
TOTAL SA	25	1,238
Unibail-Rodamco-Westfield, REIT	2	228
Vinci SA	9	955

		12,941

Germany — 7.8%
adidas AG	2	480
Allianz SE (Registered)	1	195
BASF SE	3	177
Bayer AG (Registered)	7	544
Brenntag AG	11	576
Daimler AG (Registered)	1	63
Deutsche Bank AG (Registered)	14	132
Deutsche Boerse AG	4	593
Deutsche Post AG (Registered)	19	645
Deutsche Telekom AG (Registered)	48	777
Henkel AG & Co. KGaA (Preference)	2	220
Infineon Technologies AG	30	645
SAP SE	12	1,527
Siemens AG (Registered)*	2	263
Volkswagen AG (Preference)	3	521

		7,358

Hong Kong — 2.3%
AIA Group Ltd.	123	1,221
CK Asset Holdings Ltd.	45	284
Hong Kong Exchanges & Clearing Ltd.	20	647

		2,152

Ireland — 0.9%
CRH plc	5	196
Ryanair Holdings plc, ADR*	7	632

		828

Italy — 2.1%
Assicurazioni Generali SpA	11	215
Enel SpA	141	1,225
FinecoBank Banca Fineco SpA	38	450
UniCredit SpA	6	76

		1,966

Japan — 20.9%
Asahi Group Holdings Ltd.	2	97
Bridgestone Corp.	12	439
Central Japan Railway Co.	3	530
Daicel Corp.	26	250
Daikin Industries Ltd.	6	874
DMG Mori Co. Ltd.	26	351
Electric Power Development Co. Ltd.	7	149
Hitachi Ltd.	9	335
Honda Motor Co. Ltd.	32	806
Japan Airlines Co. Ltd.	4	110
Japan Tobacco, Inc.	7	137
Kao Corp.	11	901
Keyence Corp.	2	807
Mabuchi Motor Co. Ltd.	11	412
Marui Group Co. Ltd.	16	358
Mitsubishi Corp.	22	561
Mitsubishi UFJ Financial Group, Inc.	165	849
Mitsui Fudosan Co. Ltd.	22	591
Nintendo Co. Ltd.	2	883
Nippon Telegraph & Telephone Corp.	37	943
Nitori Holdings Co. Ltd.	2	342
Nomura Research Institute Ltd.	6	141
Olympus Corp.	13	210
Otsuka Corp.	15	593
Otsuka Holdings Co. Ltd.	16	702
Panasonic Corp.	31	307
Persol Holdings Co. Ltd.	10	182
Renesas Electronics Corp.*	14	87
Seven & i Holdings Co. Ltd.	16	598
Sony Corp.	7	517
Sumitomo Electric Industries Ltd.	20	272
Sumitomo Mitsui Financial Group, Inc.	22	756

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
T&D Holdings, Inc.	46	493
Tokio Marine Holdings, Inc.	15	820
Tokyo Gas Co. Ltd.	7	163
Tokyu Corp.	42	735
Toray Industries, Inc.	41	268
Toyota Motor Corp.	24	1,662
West Japan Railway Co.	5	381
Yamato Holdings Co. Ltd.	6	101

		19,713

Luxembourg — 0.2%
ArcelorMittal SA	10	146

Netherlands — 4.7%
Akzo Nobel NV	7	674
ASML Holding NV	5	1,392
Heineken NV	3	290
ING Groep NV	57	614
Koninklijke Philips NV	3	145
Royal Dutch Shell plc, Class A	25	649
Royal Dutch Shell plc, Class B	27	702

		4,466

Norway — 0.7%
Telenor ASA	38	694

Singapore — 0.9%
DBS Group Holdings Ltd.	43	787
United Overseas Bank Ltd.	5	84

		871

Spain — 3.1%
Banco Santander SA	90	356
Bankia SA	142	258
Iberdrola SA	104	1,134
Iberdrola SA*	2	23
Industria de Diseno Textil SA	31	1,038
Telefonica SA	24	160

		2,969

Sweden — 1.2%
Lundin Petroleum AB	17	518
Svenska Handelsbanken AB, Class A	65	640

		1,158

Switzerland — 10.6%
Cie Financiere Richemont SA (Registered)	10	752
Credit Suisse Group AG (Registered)*	31	391
LafargeHolcim Ltd. (Registered)*	15	784
Nestle SA (Registered)	27	3,000
Novartis AG (Registered)	20	1,857
Roche Holding AG	7	2,261
Swiss Re AG	6	700
Zurich Insurance Group AG	1	284

		10,029

United Kingdom — 15.4%
3i Group plc	61	889
AstraZeneca plc	4	431
Aviva plc	16	82
Barratt Developments plc	50	528
BP plc	229	1,377
British American Tobacco plc	28	1,236
Burberry Group plc	12	308
CK Hutchison Holdings Ltd.	36	318
Diageo plc	8	316
Dixons Carphone plc	118	211
GlaxoSmithKline plc	48	1,137
HSBC Holdings plc	103	750
InterContinental Hotels Group plc	16	957
ITV plc	91	163
Lloyds Banking Group plc	451	337
M&G plc*	194	611
Prudential plc	58	1,027
RELX plc	23	601
SSE plc	28	548
Standard Chartered plc	85	705
Taylor Wimpey plc	169	479
Unilever NV	19	1,112
Vodafone Group plc	68	133
Whitbread plc	4	241

		14,497

United States — 0.3%
Ferguson plc	4	317

TOTAL COMMON STOCKS (Cost $86,269)		88,826

	No. of Contracts	Market Value ($000)
OPTIONS PURCHASED — 1.1%
Put Options Purchased — 1.1%
Mauritius — 1.1%
MSCI EAFE Index 3/20/2020 at USD 1,920.00, Vanilla, European Style Notional Amount: USD 92,907,000 Exchange Traded* (Cost $,736)	466	1,030

	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c) (Cost $2,975)	2,975	2,975

Total Investments — 98.4% (Cost $89,980)		92,831
Other Assets Less Liabilities — 1.6%		1,482

Net Assets — 100.0%		94,313
Percentages indicated are based on net assets.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.5%
Banks	10.1
Insurance	5.7
Oil, Gas & Consumable Fuels	4.8
Electric Utilities	3.6
Chemicals	3.3
Automobiles	3.3
Diversified Telecommunication Services	3.2
Food Products	3.2
Capital Markets	3.0
Beverages	2.6
Textiles, Apparel & Luxury Goods	2.6
Aerospace & Defense	2.4
Semiconductors & Semiconductor Equipment	2.3
Metals & Mining	2.3
Personal Products	2.2
Household Durables	2.0
Road & Rail	1.8
Specialty Retail	1.7
Software	1.7
Trading Companies & Distributors	1.6
Machinery	1.5
Tobacco	1.5
Electrical Equipment	1.4
Hotels, Restaurants & Leisure	1.4
Electronic Equipment, Instruments & Components	1.2
IT Services	1.2
Index Funds	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Construction Materials	1.1
Construction & Engineering	1.0
Entertainment	1.0
Others (each less than 1.0%)	9.4
Short-Term Investments	3.2

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	16	03/2020	EUR	644	(15)
FTSE 100 Index	3	03/2020	GBP	285	(9)
SPI 200 Index	11	03/2020	AUD	1,264	17
TOPIX Index	8	03/2020	JPY	1,216	(44)

					(51)

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

Written Call Options Contracts as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange Traded	466	USD 92,907	USD 2,090.00	3/20/2020	(127)

Written Put Options Contracts as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange Traded	466	USD 92,907	USD 1,620.00	3/20/2020	(86)

Total Written Options Contracts (Premiums Received $692)						(213)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,584	$—	$4,584
Austria	—	594	—	594
Belgium	—	902	—	902
Denmark	—	2,131	—	2,131
Finland	358	152	—	510
France	228	12,713	—	12,941
Germany	—	7,358	—	7,358
Hong Kong	—	2,152	—	2,152
Ireland	632	196	—	828
Italy	—	1,966	—	1,966
Japan	—	19,713	—	19,713
Luxembourg	—	146	—	146
Netherlands	—	4,466	—	4,466
Norway	—	694	—	694
Singapore	—	871	—	871
Spain	23	2,946	—	2,969
Sweden	—	1,158	—	1,158
Switzerland	—	10,029	—	10,029
United Kingdom	479	14,018	—	14,497
United States	—	317	—	317

Total Common Stocks	1,720	87,106	—	88,826

Options Purchased	1,030	—	—	1,030
Short-Term Investments
Investment Companies	2,975	—	—	2,975

Total Investments in Securities	$5,725	$87,106	$—	$92,831

Appreciation in Other Financial Instruments
Futures Contracts	$—	$17	$—	$17

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(68)	$—	$(68)
Options Written
Call Options Written	(127)	—	—	(127)
Put Options Written	(86)	—	—	(86)

Total Depreciation in Other Financial Instruments	$(213)	$(68)	$—	$(281)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	$850	$36,210	$34,085	$—	$—	$2,975	2,975	$11	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.